UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

     /s/ Michael F. Price          New York, NY           2/10/12
     --------------------         -------------          -------
         [Signature]              [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             --

Form 13F Information Table Entry Total:      103
                                             ---

Form 13F Information Table Value Total:      $618,382
                                             --------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC


                                                                                                INVEST-
                                                                                                 MENT    OTHER    VOTING AUTHORITY
                                                                 VALUE     SHRS OR   SH/  PUT/  DISCRE-  MANA- ---------------------
NAME OF ISSUER                     TITLE OF CLASS      CUSIP    (x$1000)   PRNAMT    PRN  CALL   TION    GERS     SOLE   SHARED NONE
---------------------------------  ----------------- ---------- -------- ---------- ----- ----- ------- ------ --------- ------ ----

Ingersoll-Rand PLC                 SHS               G47791101    3,047     100,000    SH        SOLE       1     100,000
TYCO International Ltd.            SHS               H89128104    1,460      31,250    SH        SOLE              31,250
AbitibiBowater, Inc.               COM NEW           003687209    3,128     215,000    SH        SOLE       1     215,000
American River Bankshares          COM               029326105      951     209,008    SH        SOLE       1     209,008
BRT Realty Trust                   SH BEN INT NEW    055645303    1,067     168,369    SH        SOLE       1     168,369
The Bancorp Bank                   COM               05969F104    1,561     215,900    SH        SOLE       1     215,900
Bank of America Corporation        COM               060505104      790     142,027    SH        SOLE       1     142,027
Becton, Dickinson & Co.            COM               075887109   18,120     242,500    SH        SOLE       1     242,500
Big 5 Sporting Goods Corp.         COM               08915P101    3,690     353,414    SH        SOLE       1     353,414
Boeing Co.                         COM               097023105    1,467      20,000    SH        SOLE              20,000
Bridgepoint Ed Inc.                COM               10807M105    3,926     170,700    SH        SOLE       1     170,700
CIT Group Inc.                     COM NEW           125581801   10,025     287,500    SH        SOLE       1     287,500
CNO Financial Group Inc.           COM               12621E103    6,433   1,019,555    SH        SOLE       1   1,019,555
Cache, Inc.                        COM NEW           127150308   13,641   2,203,749    SH        SOLE       1   2,203,749
Cape Bancorp Inc.                  COM               139209100    1,672     213,000    SH        SOLE       1     213,000
CapitalSource Inc.                 COM               14055X102    5,791     864,304    SH        SOLE       1     864,304
Capitol Federal Financial Inc.     COM               14057J101    3,462     300,000    SH        SOLE       1     300,000
Charming Shoppes, Inc.             COM               161133103    6,546   1,335,841    SH        SOLE       1   1,335,841
Citigroup Inc.                     COM               172967101   21,349     811,454    SH        SOLE       1     811,454
ConocoPhillips                     COM               20825C104   25,249     346,500    SH        SOLE       1     346,500
Cott Corp                          COM               22163N106    8,419   1,344,903    SH        SOLE       1   1,344,903
Courier Corporation                COM               222660102      411      35,000    SH        SOLE       1      35,000
Cubist Pharmaceuticals Inc.        COM               229678107    7,231     182,500    SH        SOLE       1     182,500
Destination Maternity Corp.        COM               25065D100    6,281     375,643    SH        SOLE       1     375,643
Duckwall-Alco Stores, Inc.         COM               264142100    2,207     264,919    SH        SOLE       1     264,919
EXCO Resources Inc.                COM               269279402    3,010     288,060    SH        SOLE       1     288,060
Earthlink Inc.                     COM               270321102       99      15,359    SH        SOLE              15,359
El Paso Corporation                COM               28336L109   10,628     400,000    SH        SOLE       1     400,000
Elan  plc                          ADR               284131208   13,740   1,000,000    SH        SOLE       1   1,000,000
Enzon Pharmaceuticals Inc.         COM               293904108    5,059     755,000    SH        SOLE       1     755,000
Exelis Inc                         COM               30162A108    6,588     728,000    SH        SOLE       1     728,000
Exxon Mobil Corp.                  COM               30231G102    1,017      12,000    SH        SOLE              12,000
Farmer Bros Co.                    COM               307675108    2,573     336,833    SH        SOLE       1     336,833
First Conn Bancorp Inc.            COM               319850103    2,603     200,060    SH        SOLE       1     200,060
Forest City Enterprises Inc.       CL A              345550107   11,820   1,000,000    SH        SOLE       1   1,000,000
Fox Chase Bancorp Inc.             COM               35137T108      212      16,800    SH        SOLE       1      16,800
Franklin Financial Corp VA         COM               35353C102    8,451     713,798    SH        SOLE       1     713,798
GAMCO Investors Inc.               COM               361438104    3,140      72,200    SH        SOLE       1      72,200
Gencorp Inc.                       COM               368682100    4,063     763,794    SH        SOLE       1     763,794
General Electric Co.               COM               369604103    1,343      75,000    SH        SOLE              75,000
Getty Realty Corp.                 COM               374297109      505      36,218    SH        SOLE              36,218
Goldman Sachs Group Inc.           COM               38141G104    3,617      40,000    SH        SOLE       1      40,000
Goodrich Corp.                     COM               382388106    5,567      45,000    SH        SOLE       1      45,000
Great Florida Bk Miami Lakes Fla   CL A              390528107        4      28,469    SH        SOLE              28,469
GulfMark Offshore, Inc.            CL A NEW          402629208   25,410     604,851    SH        SOLE       1     604,851
Gyrodyne Co. America Inc.          COM               403820103    3,564      34,945    SH        SOLE       1      34,945
Hardinge, Inc.                     COM               412324303    2,598     322,793    SH        SOLE       1     322,793
Harris Corp Del                    COM               413875105   13,335     370,000    SH        SOLE       1     370,000
Heritage Commerce Corp.            COM               426927109    6,067   1,280,000    SH        SOLE       1   1,280,000
Heritage Oaks Bancorp              COM               42724R107    4,131   1,167,046    SH        SOLE       1   1,167,046
Hilltop Holdings, Inc.             COM               432748101    2,515     297,600    SH        SOLE       1     297,600
Hospira Inc.                       COM               441060100    7,213     237,500    SH        SOLE       1     237,500
Hudson City Bancorp                COM               443683107    3,344     535,000    SH        SOLE       1     535,000
Huntsman Corp.                     COM               447011107    3,800     380,000    SH        SOLE       1     380,000
ITT Corp New                       COM NEW           450911201    7,878     407,550    SH        SOLE       1     407,550
Intel Corp.                        COM               458140100    1,213      50,000    SH        SOLE              50,000
Janus Capital Group Inc.           COM               47102X105    9,119   1,445,100    SH        SOLE       1   1,445,100
John Bean Technologies Corp.       COM               477839104    4,018     261,431    SH        SOLE       1     261,431
Johnson & Johnson                  COM               478160104    2,951      45,000    SH        SOLE              45,000
Johnson Outdoors Inc.              CL A              479167108    5,843     380,666    SH        SOLE       1     380,666
Kaiser Aluminum Corp.              COM PAR $0.01     483007704   13,948     304,002    SH        SOLE       1     304,002
Kemper Corp.                       COM               488401100    4,235     145,000    SH        SOLE       1     145,000
Lincare Holdings Inc.              COM               532791100    5,656     220,000    SH        SOLE       1     220,000
Lydall Inc.                        COM               550819106      108      11,400    SH        SOLE       1      11,400
MVC Capital Inc.                   COM               553829102    1,929     166,400    SH        SOLE       1     166,400
Malvern Federal Bancorp, Inc.      COM               561410101    1,178     199,700    SH        SOLE       1     199,700
Marlin Business Services Corp.     COM               571157106    4,773     375,790    SH        SOLE       1     375,790
McGraw Hill Companies Inc.         COM               580645109   22,485     500,000    SH        SOLE       1     500,000
Mercer International Inc.          COM               588056101      198      32,500    SH        SOLE       1      32,500
National Fuel Gas Co N J           COM               636180101    5,486      98,700    SH        SOLE       1      98,700
Newell Rubbermaid Inc.             COM               651229106    3,876     240,000    SH        SOLE       1     240,000
Novartis AG ADR                    Spon ADR          66987V109    8,288     144,969    SH        SOLE       1     144,969
Old Republic Intl Corp.            COM               680223104      196      21,093    SH        SOLE              21,093
OmniAmerican Bancorp Inc           COM               68216R107    4,710     300,000    SH        SOLE       1     300,000
One Liberty Properties Inc         COM               682406103    2,572     155,876    SH        SOLE       1     155,876
Peapack-Gladstone Financial Corp.  COM               704699107       57       5,329    SH        SOLE               5,329
Penny JC  Inc.                     COM               708160106   31,635     900,000    SH        SOLE       1     900,000
Pfizer Inc.                        COM               717081103   15,193     702,100    SH        SOLE       1     702,100
Presidential Life Corp.            COM               740884101    1,605     160,700    SH        SOLE       1     160,700
Prudential Bancorp Inc. PA         COM               744319104      493      95,200    SH        SOLE       1      95,200
Quanex Building Products           COM               747619104    1,540     102,500              SOLE       1     102,500
Richardson Electronics Ltd.        COM               763165107    1,024      83,346    SH        SOLE       1      83,346
Rowan Companies, Inc.              COM               779382100    9,277     305,860    SH        SOLE       1     305,860
Royal Dutch Shell PLC              Spon ADR A        780259206    1,082      14,800    SH        SOLE              14,800
Ruths Hospitality Group Inc.       COM               783332109   12,282   2,471,277    SH        SOLE       1   2,471,277
Safeguard Scientifics, Inc.        COM NEW           786449207    2,996     189,770    SH        SOLE       1     189,770
Sanofi                             RIGHT 12/31/2020  80105N113    4,080   3,400,000    SH        SOLE       1   3,400,000
SeaChange Intl Inc.                                  811699107    1,772     252,000    SH        SOLE       1     252,000
Seacor Holdings Inc.               COM               811904101      365       4,100    SH        SOLE       1       4,100
Sears Holdings Corp.               COM               812350106    1,448      45,549    SH        SOLE              45,549
Smart Technologies Inc             CL A SUB VTG      83172R108      426     115,500    SH        SOLE       1     115,500
Sunoco Inc.                        COM               86764P109    4,922     120,000    SH        SOLE       1     120,000
Symetra Financial Corp.            COM               87151Q106   16,235   1,790,000    SH        SOLE       1   1,790,000
Syms Corp.                         COM               871551107    3,069     278,994    SH        SOLE       1     278,994
Tejon Ranch Co.                    COM               879080109    7,880     321,900    SH        SOLE       1     321,900
Textron Inc.                       COM               883203101      462      25,000    SH        SOLE       1      25,000
Transatlantic Hldgs Inc            COM               893521104    9,962     182,024    SH        SOLE       1     182,024
Verifone Systems Inc.              COM               92342Y109   10,834     305,000    SH        SOLE       1     305,000
Visteon Corporation                COM NEW           92839U206    4,994     100,000    SH        SOLE       1     100,000
West Coast Bancorp Ore. New        COM               952145100   26,629   1,707,000    SH        SOLE       1   1,707,000
Wilshire Bancorp                   COM               97186T108    2,904     800,000    SH        SOLE       1     800,000
Wright Medical Group Inc.          COM               98235T107   10,808     655,000    SH        SOLE       1     655,000
Xylem Inc.                         COM               98419M100    9,808     381,767    SH        SOLE       1     381,767

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